UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.R. Herzig & Co. Inc.
Address: 1 Expressway Plaza, Suite 200
         Roslyn Heights, NY  11577

13F File Number:  028-12072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur Pesner
Title:     Chief Financial Officer
Phone:     516-621-0200

Signature, Place, and Date of Signing:

       /s/ Arthur Pesner     Roslyn Heights, NY     July 18, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     50

Form13F Information Table Value Total:     $77,663 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGNICO EAGLE MINES LTD         COM              008474108     1101    14800 SH       14800                       0        0    14800
AMERICAN INTL GROUP INC        COM              026874107     2359    89163 SH       89163                       0        0    89163
AMERICREDIT CORP               COM              03060R101      461    53500 SH       53500                       0        0    53500
AMGEN INC                      COM              031162100      644    13650 SH       13650                       0        0    13650
ANADARKO PETE CORP             COM              032511107      329     4400 SH       4400                        0        0     4400
BRISTOL MYERS SQUIBB CO        COM              110122108     3654   177974 SH       177974                      0        0   177974
CATHAY GENERAL BANCORP         COM              149150104      185    17000 SH       17000                       0        0    17000
CENTEX CORP                    COM              152312104      207    15500 SH       15500                       0        0    15500
CHENIERE ENERGY INC            COM NEW          16411R208       48    11000 SH       11000                       0        0    11000
CROSS TIMBERS RTY TR           TR UNIT          22757R109     1587    26365 SH       26365                       0        0    26365
DNP SELECT INCOME FD           COM              23325P104      106    10210 SH       10210                       0        0    10210
E TRADE FINANCIAL CORP         COM              269246104       94    30000 SH       30000                       0        0    30000
EXXON MOBIL CORP               COM              30231G102      322     3655 SH       3655                        0        0     3655
FIDELITY NATIONAL FINANCIAL    CL A             31620R105     2905   230575 SH       230575                   9000        0   221575
FIFTH THIRD BANCORP            COM              316773100      984    96620 SH       96620                    3000        0    93620
FOREST CITY ENTERPRISES INC    CL A             345550107      274     8500 SH       8500                        0        0     8500
GENERAL ELECTRIC CO            COM              369604103      323    12090 SH       12090                       0        0    12090
GERON CORP                     COM              374163103     1984   575217 SH       575217                  60000        0   515217
GOLDCORP INC NEW               COM              380956409      420     9100 SH       9100                        0        0     9100
HEALTHCARE RLTY TR             COM              421946104     1420    59733 SH       59733                       0        0    59733
HOSPITALITY PPTYS TR           COM SH BEN INT   44106M102      291    11900 SH       11900                       0        0    11900
HUGOTON RTY TR TEX             UNIT BEN INT     444717102     7372   199250 SH       199250                   4000        0   195250
INTEL CORP                     COM              458140100     4498   209427 SH       209427                      0        0   209427
INTERNATIONAL RECTIFIER CORP   COM              460254105      230    12000 SH       12000                       0        0    12000
ISTAR FINL INC                 COM              45031U101      178    13500 SH       13500                    5000        0     8500
JP MORGAN CHASE & CO           COM              46625H100      568    16564 SH       16564                       0        0    16564
MACK CALI RLTY CORP            COM              554489104      461    13500 SH       13500                       0        0    13500
MITSUBISHI UFJ FINL GROUP IN   SPONSORED ADR    606822104     1747   198520 SH       198520                  12000        0   186520
MOTOROLA INC                   COM              620076109     1723   234700 SH       234700                  11000        0   223700
NEPHROS INC                    COM              640671103       10    15000 SH       15000                       0        0    15000
NEW YORK CMNTY BANCORP INC     COM              649445103      821    46036 SH       46036                       0        0    46036
NEWMONT MINING CORP            COM              651639106     3172    60817 SH       60817                       0        0    60817
O REILLY AUTOMOTIVE INC        COM              686091109      688    30800 SH       30800                       0        0    30800
PENN WEST ENERGY TR            TR UNIT          707885109     2717    80286 SH       80286                       0        0    80286
PFIZER INC                     COM              717081103     1980   113363 SH       113363                      0        0   113363
PICO HLDGS INC                 COM NEW          693366205     4293    98800 SH       98800                       0        0    98800
REDWOOD TR INC                 COM              758075402     1568    68800 SH       68800                    1000        0    67800
SAN JUAN BASIN RTY TR          UNIT BEN INT     798241105     3277    70836 SH       70836                       0        0    70836
SATCON TECHNOLOGY CORP         COM              803893106      350   123100 SH       123100                  60000        0    63100
SENECA FOODS CORP NEW          CL A             817070501     4580   219685 SH       219685                  43500        0   176185
SENECA FOODS CORP NEW          CL B             817070105     2252   105398 SH       105398                  11149        0    94249
SMURFIT-STONE CONTAINER CORP   COM              832727101      456   112000 SH       112000                   5000        0   107000
SONOSITE INC                   COM              83568G104     3797   135554 SH       135554                   7000        0   128554
SONY CORP                      ADR NEW          835699307     4853   110951 SH       110951                      0        0   110951
SOUTHWESTERN ENERGY CO         COM              845467109      214     4500 SH       4500                        0        0     4500
SUNCOR ENERGY INC              COM              867229106      314     5400 SH       5400                        0        0     5400
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100      182    16669 SH       16669                       0        0    16669
TESSERA TECHNOLOGIES INC       COM              88164L100     1383    84500 SH       84500                    4600        0    79900
VULCAN MATLS CO                COM              929160109     1303    21800 SH       21800                       0        0    21800
WAL MART STORES INC            COM              931142103     2978    52986 SH       52986                       0        0    52986